CIK
1050112

Paras Madho
Director
Securities Operations

NYSE Group

07043688

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

RECD S.E.C.
FEB 1 3 2007
1086

1-13937

February 13, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ANTHRACITE CAPITAL, INC., 8.25% Series D Cumulative Redeemable Preferred Stock, par value $.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 13, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
FEB 2 1 2007
THOMSON
FINANCIAL

END